SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2022	May 31, 2021
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ (351)	$ 188
Payment of bank advisory fees	0	(2,890)
Accounts payable and other liabilities	(439)	(51)
Net change in non-cash working capital	$ (790)	$ (2,753)